SHAREHOLDERS' EQUITY (Details) - EUR (€) € / shares in Units, € in Thousands							2 Months Ended	5 Months Ended	12 Months Ended
	Apr. 26, 2019	Apr. 04, 2019	Aug. 29, 2018	Apr. 25, 2017	Apr. 26, 2016	Jan. 18, 2013	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jun. 28, 2019	Feb. 18, 2016	Dec. 31, 2012
Common stock, shares issued									29,457,744	29,433,994
Common stock, par value									€ 0.13	€ 0.13
Commons stock, shares outstanding									29,165,316	29,141,566
Statutory Retained Earnings (Statutory Accumulated Deficit)									€ 16,172
Treasury stock									292,428	292,428
Treasury Stock, Shares, Acquired (in shares)							180,290	112,138
Treasury Stock, Value, Acquired, Par Value Method							€ 928
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)									0	155,000	165,000
Share Price (in EUR per share)									€ 5.17
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																	500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																1,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)										€ 3.90	€ 2.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									1,186,900	1,273,900	1,347,600	1,207,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)										155,000	165,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)									970,650	818,900	772,600
Stock issued during period shares stock options exercised									23,750	143,700
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount									€ 105
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									3 years 3 months
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																	500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)						€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									262,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)						500,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture														€ 660
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						1 year
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						4 years
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)															1,000,000	1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)		€ 3.90	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years		10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									924,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		€ 299	€ 219									€ 335	€ 960
Share-based Payment Arrangement, Expense									€ 160	€ 260	€ 289
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)									708,150
Stock issued during period shares stock options exercised									13,750
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	1 year	1 year	1 year	1 year
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years	4 years	4 years	4 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)															358,528
Share-based Compensation Arrangement by Share-based Payment Award, Number of pre-existing shares available for future puchase option									292,428
Options to Subscribe New Shares [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)															1,000,000